Administrative expenses (Tables)	9 Months Ended
Sep. 30, 2022
Administrative expenses.
Schedule of administrative expenses

	Three months ended		Nine months ended
	September 30,	September 30,	September 30,	September 30,
	2022	2021	2022	2021
	$’000	$’000	$’000	$’000

Facilities, short term rental and upkeep	8,953	5,451	25,844	17,712
Depreciation (note 14)	2,266	2,061	6,657	6,252
Amortization (note 15)	898	804	4,298	2,389
Travel costs	4,225	2,465	10,884	5,962
Staff costs	34,323	25,283	96,172	73,628
Key management compensation	5,491	1,871	13,814	5,560
Share‑based payment expense	4,127	4,286	9,752	8,968
Professional fees	9,628	11,170	28,240	39,261
Business combination transaction costs	3,685	3,139	17,928	9,087
Impairment of withholding tax receivables*	11,422	11,714	39,141	44,398
Net (gain)/loss on disposal of property, plant and equipment	(134)	(94)	13,650	(1,632)
Operating taxes	228	266	569	1,487
Other	6,415	4,413	17,992	13,004
	91,527	72,829	284,941	226,076
*

Withholding tax is impaired based on the Group’s assessment of the recoverability of withholding tax assets based on a five-year cash flow projection and an analysis of the utilization of withholding tax balances against future income tax liabilities.